Shareholders' equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	$ 509,429	$ 516,839	$ 324,427
Total other comprehensive income (loss)	100,917	(105,483)	50,374
Balance at period end	772,139	509,429	516,839
Debt securities, current	3,207	3,529
Debt securities, amortized cost	3,396	7,774	9,968
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(668,484)	(563,081)	(613,460)
Other comprehensive (loss) income before reclassifications	69,015	(79,273)	34,136
Net (income) loss reclassified from accumulated other comprehensive loss to consolidated statements of income	31,839	(26,130)	16,243
Total other comprehensive income (loss)	100,854	(105,403)	50,379
Balance at period end	(567,630)	(668,484)	(563,081)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(667,652)	(555,781)	(609,090)
Other comprehensive (loss) income before reclassifications	96,744	(111,871)	53,309
Net (income) loss reclassified from accumulated other comprehensive loss to consolidated statements of income	0	0	0
Total other comprehensive income (loss)	96,744	(111,871)	53,309
Balance at period end	(570,908)	(667,652)	(555,781)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	3,231	(3,015)	(746)
Other comprehensive (loss) income before reclassifications	(27,595)	33,150	(17,393)
Net (income) loss reclassified from accumulated other comprehensive loss to consolidated statements of income	27,635	(26,904)	15,124
Total other comprehensive income (loss)	40	6,246	(2,269)
Balance at period end	3,271	3,231	(3,015)
Securities available for sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(4,063)	(4,285)	(3,624)
Other comprehensive (loss) income before reclassifications	(134)	(552)	(1,780)
Net (income) loss reclassified from accumulated other comprehensive loss to consolidated statements of income	4,204	774	1,119
Total other comprehensive income (loss)	4,070	222	(661)
Balance at period end	$ 7	$ (4,063)	$ (4,285)